Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Stock
Ordinary shares, conversion features	The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Ordinary shares, Conversion ratio of class B into class A ordinary shares	one
Class A ordinary shares
Class of Stock
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, voting rights	one
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	259,191,877	259,191,877
Class B ordinary shares
Class of Stock
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, voting rights	1.3
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360